PROVISIONS AND CONTINGENT LIABILITIES - Narrative (Details) ৳ in Millions, $ in Millions	Mar. 02, 2021	Feb. 20, 2018	Apr. 27, 2016 action	Aug. 13, 2015	May 18, 2015 BDT (৳) sim_card	Apr. 01, 2012 BDT (৳) sim_card operator	Dec. 31, 2023 USD ($)	Jun. 26, 2023 BDT (৳)	Jun. 26, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 20, 2017 BDT (৳)	Nov. 20, 2017 USD ($)	May 18, 2015 USD ($)	Apr. 01, 2012 USD ($)
Disclosure of other provisions [line items]
Tax and interest claim amount								৳ 8,231,000	$ 74
Interest claim								৳ 4,307,000	$ 39
Threshold value of other individual contingencies for disclosure | $							$ 5
Total value of all other individual contingencies above threshold other than amounts already disclosed | $							205			$ 289
VEON - Securities Class Action
Disclosure of other provisions [line items]
Number of class action lawsuits filed against the company | action			2
VAT on Replacement SIMs | Banglalink Digital Communications Limited
Disclosure of other provisions [line items]
Legal provisions | $							$ 8			$ 8
NBR | VAT on Replacement SIMs | Banglalink Digital Communications Limited
Disclosure of other provisions [line items]
Unpaid SIM tax						৳ 7,740								$ 70
Number of random SIM cards purchased by NBR						5
Total number of SIM cards issued						7,021,834
Number of other operators that received notices | operator						3
Percentage of exposure of the original demand						8.50%
Assessed SIM tax liability						৳ 7,620								$ 69
LTU | VAT on Replacement SIMs | Banglalink Digital Communications Limited
Disclosure of other provisions [line items]
Unpaid SIM tax											৳ 1,690	$ 15
Number of random SIM cards purchased by Review Committee						1,200
Percentage of incorrectly registered SIM cards						4.83%
Number of SIM cards incorrectly issued					6,887,633
SIM tax payable on incorrectly issued SIM cards					৳ 5,320								$ 48
Percentage of SIM tax deposited	10.00%	10.00%		10.00%